Debt (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Debt [Abstract]
Future Principal Payments	Future principal payments on the note as of December 31, 2017 were as follows:
Year Ended December 31,:	(000's)
2018	$3,075
2019	9,822
2020	7,103
$20,000